Income tax	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income tax
16	Income tax

(a)	Income tax expense/ (credit) in the consolidated income statement

	2022	2021	2020
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	1,854	2,159	1,716
– (Over)/ under-provision in prior year	(2)	35	48

	1,852	2,194	1,764
Deferred tax (Note 29)
Origination and reversal of temporary differences	314	(5,088)	(5,132)

Income tax expense/ (credit)	2,166	(2,894)	(3,368)

In respect of a majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.
For the year of 2022, the Company and its branches and subsidiaries in mainland China are subject to income tax rates ranging from 15% to 25% (2021: 15% to 25%, 2020: 15% to 25%), and certain subsidiaries of the Company in Hong Kong are subject to income tax at 16.5% (2021: 16.5%; 2020: 16.5%).

(b)	Reconciliation between actual income tax expense/ (credit) and calculated tax based on accounting loss at applicable income tax rates

	2022	2021	2020
	RMB million	RMB million	RMB million
Loss before income tax	(31,550)	(13,910)	(15,195)

Notional tax on loss before taxation, calculated at the rates applicable to loss in the tax jurisdictions concerned (Note 16(a))	(7,678)	(3,380)	(3,667)

Adjustments for tax effect of:
Non-deductible expenses	90	96	102
Share of results of associates and joint ventures and other non-taxable income	(76)	(70)	111
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	6,956	489	80
Reversal of tax losses recognized as deferred tax assets in prior years	2,916	—	—
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(1)	(32)	(8)
(Over)/ under-provision in prior year	(2)	35	48
Super deduction of research and development expenses	(39)	(32)	(34)

Income tax expense/ (credit)	2,166	(2,894)	(3,368)